Emergence from Bankruptcy	9 Months Ended
Sep. 30, 2019
Reorganizations [Abstract]
Emergence from Bankruptcy
Emergence from Bankruptcy

On August 7, 2019, the Bankruptcy Court entered the Confirmation Order confirming the Plan. On the Effective Date, the conditions to the effectiveness of the Plan were satisfied and the Company emerged from Chapter 11 after completing a series of transactions through with the Company and its former parent, Ascent Capital, merged in accordance with the terms of the Merger Agreement. Monitronics was the surviving corporation and, immediately following the Merger, was redomiciled in Delaware in accordance with the terms of the Merger Agreement.

Cancellation of Certain Prepetition Obligations

On the Effective Date, by operation of the Plan, all outstanding obligations under (i) the 9.125% Senior Notes due April 2020 (the "Predecessor Senior Notes") and the indenture governing the Predecessor Senior Notes and (ii) the Company’s prepetition credit facility (the "Predecessor Credit Facility") were terminated, as described in further detail below.

Additional Matters Contemplated by the Plan

On the Effective Date, the Company also completed a series of transactions through which the Company’s debt was restructured as follows:

(i) terminating the Company’s $245,000,000 secured debtor-in-possession revolving credit facility (the "Predecessor DIP Facility") and replacing it with a $145,000,000 senior secured revolving credit facility (the "Successor Revolving Credit Facility") and $150,000,000 in senior secured term loans (the "Successor Term Loan Facility" and together with the Successor Revolving Credit Facility the "Successor Credit Facilities"),

(ii) exchanging $1,072,500,000 of outstanding term loans under the Company's Predecessor Credit Facility for (A) $150,000,000 in cash received from the equity rights offering described below, (B) $100,000,000 in shares of Common Stock (as defined below), and (C) term loans under an $822,500,000 takeback term loan facility (the "Successor Takeback Loan Facility"), and

(iii) cancelling the Company’s $585,000,000 outstanding Predecessor Senior Notes and exchanging the Predecessor Senior Notes for, at the option of each holder of the Predecessor Senior Notes (the "Noteholders"), (A) cash in an amount equal to 2.5% of the principal and accrued but unpaid interest due under the Senior Notes held by such Noteholder or (B) to the extent that such Noteholder elects not to receive cash, its pro rata share of 18.0% of the Common Stock (as defined below) issued and outstanding as of the Effective Date.

See note 6, Debt for further information regarding these debt transactions.

The Company also received $200,000,000 in cash from a combination of an equity rights offering to the Noteholders and $23,000,000 of a deemed contribution of cash on hand through a merger with Ascent Capital (as discussed below). This cash was used to repay Predecessor Term Loan debt.

The foregoing description of certain matters effected pursuant to the Plan, and the transactions related to and contemplated thereunder, is not intended to be a complete description of, or a substitute for, a full and complete reading of the Plan.

Ascent Capital Merger

As previously announced, on May 24, 2019, the Company and Ascent Capital entered into the Merger Agreement. On August 21, 2019, in connection with, and prior to the completion of the Merger, the stockholders of Ascent Capital approved the Merger Agreement at a special meeting of the stockholders. On August 30, 2019, the Company completed the Merger with Ascent Capital in accordance with the Merger Agreement. The Company was the surviving corporation and, immediately following the Merger, was redomiciled in Delaware. The Company’s certificate of incorporation adopted in accordance with the Plan authorized the issuance of 45,000,000 shares of Common Stock, par value $0.01 per share ("Common Stock"), and 5,000,000 shares of Preferred Stock, par value $0.01 per share ("Preferred Stock"). For more information, see note 9, Stockholder's Equity.

Under the terms of the Merger Agreement, the Company issued and reserved a total of 1,309,757 shares of common stock, par value $0.01 per share ("Common Stock"), to Ascent Capital's stockholders at a ratio of 0.1043086 shares of Common Stock for each share of Ascent Capital common stock (the "Exchange Ratio"). The Exchange Ratio was determined through negotiations between the Company and Ascent Capital.

Immediately after the Merger, there were approximately 22,500,000 shares of Common Stock issued and outstanding.

Immediately after the Merger, the former stockholders of Ascent Capital owned approximately 5.82% of the outstanding Common Stock. No fractional shares of Common Stock were issued in connection with the Merger. The Common Stock commenced trading on the OTCQX Best Market under the ticker symbol "SCTY" on September 4, 2019.
Fresh Start Accounting

In connection with the Company’s emergence from Chapter 11 on the Effective Date, the Company qualified for fresh start accounting under ASC 852 as (1) the holders of voting shares of the Predecessor Company received less than 50% of the voting shares of the Successor Company and (2) the reorganization value of the Company’s assets immediately prior to confirmation of the Plan was less than the post-petition liabilities and allowed claims. ASC 852 requires that fresh start accounting be applied when the Bankruptcy Court enters a confirmation order confirming a plan of reorganization, or as of a later date when all material conditions precedent to the effectiveness of a plan of reorganization are resolved, which for Monitronics was August 30, 2019. The Company selected a convenience date of August 31, 2019 for purposes of applying fresh start accounting as the activity between the convenience date and the Effective Date did not result in a material difference in the financial results.

Upon the application of fresh start accounting, Monitronics allocated the reorganization value to its individual assets based on their estimated fair values in conformity with ASC 805, Business Combinations (“ASC 805”). Reorganization value represents the fair value of the Successor Company’s assets before considering liabilities. Liabilities existing as of the Effective Date, other than deferred taxes, were recorded at the value of amounts expected to be paid. Deferred taxes were determined in conformity with applicable accounting standards. Predecessor Company accumulated depreciation, accumulated amortization, and accumulated deficit were eliminated. As a result of the application of fresh start accounting and the effects of the implementation of the Plan, the Company’s consolidated financial statements after August 31, 2019 are not comparable to the Company’s consolidated financial statements as of or prior to that date.

Reorganization Value

As set forth in the Plan, the enterprise value of the Successor Company was estimated to be between $1,350,000,000 and $1,550,000,000, which was confirmed by the Bankruptcy Court. Based on the estimates and assumptions discussed below, Monitronics estimated the enterprise value to be $1,373,400,000.

We estimated the enterprise value of the Successor Company by applying the discounted cash flow method. To estimate enterprise value applying the discounted cash flow method, we established an estimate of future cash flows for the period 2019 to 2026 with a terminal value and discounted the estimated future cash flows to present value. The expected cash flows for the period 2019 to 2026 with a terminal value were based upon certain financial projections and assumptions provided to the Bankruptcy Court. The expected cash flows for the period 2019 to 2026 were derived from revenue projections and assumptions regarding growth and profit margin, as applicable. We calculated a terminal value using an exit multiple based on subscriber monthly RMR in the terminal period.

The Company’s enterprise value represents the fair value of its interest-bearing debt and equity capital, while the reorganization value is derived from the enterprise value by adding back non-interest bearing liabilities. The following table reconciles the enterprise value to the estimated reorganization value as of the Effective Date (dollars in thousands):

Enterprise value	$1,373,400
Plus: Fair value of non-interest bearing current liabilities	61,188
Plus: Fair value of non-interest bearing long-term liabilities	26,060
Reorganization value	$1,460,648

Unaudited Condensed Consolidated Balance Sheet

The adjustments set forth in the following unaudited condensed consolidated balance sheet as of August 31, 2019 reflect the consummation of the transactions contemplated by the Plan (reflected in the column "Reorganization Adjustments"), transactions recorded to complete the merger with Ascent Capital (reflected in the column "Ascent Capital Merger") as well as fair value adjustments as a result of the adoption of fresh start accounting (reflected in the column "Fresh Start Adjustments"). The explanatory notes highlight methods used to determine fair values or other amounts of the assets and liabilities as well as significant assumptions or inputs (dollars in thousands).

	As of August 31, 2019
	Predecessor Company	Reorganization Adjustments		Ascent Capital Merger		Fresh Start Adjustments		Successor Company
Assets
Current assets:
Cash and cash equivalents	$19,862	3,604	(1)	1,139	(9)	—		24,605
Restricted cash	35	—		—		—		35
Trade receivables, net	11,834	—		—		—		11,834
Prepaid and other current assets	23,825	—		27	(9)	—		23,852
Total current assets	55,556	3,604		1,166		—		60,326
Property and equipment, net	37,143	—		—		3,808	(10)	40,951
Subscriber accounts and deferred contract acquisition costs, net	1,151,322	—		—		(55,936)	(11)	1,095,386
Dealer network and other intangible assets	—	—		—		144,700	(12)	144,700
Goodwill	—	—		—		81,943	(13)	81,943
Deferred income tax asset, net	783	—		—		—		783
Operating lease right-of-use asset	19,222	—		90	(9)	—		19,312
Other assets	17,932	—		—		(685)	(14)	17,247
Total assets	$1,281,958	3,604		1,256		173,830		1,460,648
Liabilities and Stockholder's Equity (Deficit)
Current liabilities:
Accounts payable	$13,713	—		—		—		13,713
Other accrued liabilities	30,571	(1,070)	(2)	241	(9)	4,427	(15)	34,169
Deferred revenue	12,646	—		—		(5,331)	(16)	7,315
Holdback liability	12,516	—		—		(6,525)	(17)	5,991
Current portion of long-term debt	—	8,225	(3)	—		—		8,225
Total current liabilities	69,446	7,155		241		(7,429)		69,413
Non-current liabilities:
Long-term debt	199,000	786,775	(4)	—		—		985,775
Long-term holdback liability	1,817	—		—		—		1,817
Operating lease liabilities	16,055	—		—		—		16,055
Other liabilities	2,175	—		—		6,013	(15)	8,188
Total non-current liabilities	219,047	786,775		—		6,013		1,011,835
Liabilities subject to compromise	1,722,052	(1,722,052)	(5)	—		—		—
Total liabilities	2,010,545	(928,122)		241		(1,416)		1,081,248
Commitments and contingencies
Stockholder's equity (deficit):
Predecessor additional paid-in capital	436,986	(436,986)	(6)	—		—		—
Predecessor accumulated other comprehensive income, net	6,668	—		—		(6,668)	(18)	—
Successor common stock	—	225	(7)	—		—		225
Successor additional paid-in capital	—	379,175	(7)	—		—		379,175
(Accumulated deficit) retained earnings	(1,172,241)	989,312	(8)	1,015	(9)	181,914	(18)	—
Total stockholder's equity (deficit)	(728,587)	931,726		1,015		175,246		379,400
Total liabilities and stockholder's equity (deficit)	$1,281,958	3,604		1,256		173,830		1,460,648

Reorganization adjustments

1. Reflects cash contributions and debt principal and interest payments from the implementation to the Plan as follows (dollars in thousands):

Equity rights offering proceeds from Noteholders	$177,000
Equity rights offering proceeds from Ascent Capital	23,000
Payment of Predecessor Credit Facility principal and interest	(165,619)
Payment of Predecessor DIP Facility principal and interest	(28,570)
Payment of Predecessor Senior Notes principal and interest	(2,207)
Net cash contribution	$3,604

2. Represents payment of Predecessor DIP Facility accrued interest.

3. Represents the Current portion of long-term debt based on the repayment terms of the Successor Takeback Loan Facility.

4. Represents the net increase in Long-term debt as follows (dollars in thousands):

Long-term portion of Successor Takeback Term Loan	$814,275
Payment of Predecessor DIP Facility principal	(27,500)
Net increase in Long-term Debt	$786,775

5. Liabilities subject to compromise immediately prior to the Effective Date consisted of the following (dollars in thousands):

Predecessor Term Loan	$1,072,500
Predecessor Senior Notes	585,000
Predecessor Term Loan accrued interest	15,619
Predecessor Senior Notes accrued interest	48,933
Total Liabilities subject to compromise	$1,722,052

Liabilities subject to compromise have been settled as follows in accordance with the Plan (dollars in thousands):

Liabilities subject to compromise	$1,722,052
Payment of Predecessor Term Loan principal and interest	(165,619)
Payment of Predecessor Senior Notes principal and interest	(2,207)
Issue Successor Takeback Term Loan	(822,500)
Fair value of common stock issued to Predecessor Term Loan and Predecessor Senior Notes holders	(171,989)
Gain on settlement of Liabilities subject to compromise	$559,737

6. Pursuant to the Plan, all equity interests of the Predecessor that were issuable or issued and outstanding immediately prior to the Effective Date were cancelled. The elimination of the carrying value of the cancelled equity interests was recorded as an offset to retained earnings (accumulated deficit).

7. Pursuant to the Plan, the Company issued new common stock through an equity rights offering to the Noteholders, the exchange of Ascent Capital common shares for Monitronics common shares pursuant to the Merger, the partial equitization of the Predecessor Term Loan and the cancellation of the outstanding Predecessor Senior Notes, to the extent each Noteholder elected not to receive cash. See note 2, Emergence from Bankruptcy for further information regarding these transactions. As of the Effective Date, there were 22,500,000 common shares issued and outstanding that have a par value of $0.01 per share.

8. Adjustment made to Retained earnings (accumulated deficit) consisted of the following (dollars in thousands):

Cancellation of Predecessor additional paid-in capital	$436,986
Loss on equity rights offering discount, net	(7,411)
Gain on settlement of Liabilities subject to compromise	559,737
Total adjustment to Retained earnings (accumulated deficit)	$989,312

Ascent Capital Merger

9. Represents the transfer of the Ascent Capital final balances to Monitronics to complete the merger.

Fresh Start Adjustments

10. Reflects the increase in net book value of property and equipment to the estimated fair value as of the Effective Date. The following table summarizes the components of Property and equipment, net as of August 31, 2019, and the fair value as of the Effective Date (dollars in thousands):

	Estimated Useful Life	Successor Company	Predecessor Company
Leasehold improvements	9 years	$353	$771
Computer systems and software	2 to 4 years	39,320	83,238
Furniture and fixtures	5 years	1,278	2,009
		40,951	86,018
Accumulated depreciation		—	(48,875)
Property and equipment, net		$40,951	$37,143

To estimate the fair value of property and equipment, the Company utilized an cost approach by applying the reproduction cost method. The Successor property and equipment will be depreciated using the straight-line method over the estimated useful lives of the assets.

11. Represents the fair value adjustment of the subscriber accounts. The fair value of the subscriber accounts was determined based on the excess earnings method, a derivation of the income approach, that considers cash flows to the subscriber accounts after accounting for a fair return to the other supporting assets of the business. The valuation of the subscriber accounts is based on the projected cash flows to be generated by the existing subscribers as of the Effective Date. The Successor subscriber accounts will be amortized using the 14-year 235% double-declining balance method. The amortization methods were selected to provide an approximate matching of the amortization of the subscriber accounts intangible asset to estimated future subscriber revenues based on the projected lives of individual subscriber contracts.

12. The Company recorded an adjustment to dealer network and other intangible assets as follows (dollars in thousands):

Dealer network	$140,000
Leasehold interest	4,700
Total Dealer network and other intangible assets	$144,700

The fair values of dealer network and other intangible assets were determined as follows:
a. The fair value of the dealer network was determined based on the excess earnings method, a derivation of the income approach, that considers cash flows related to the dealer network after accounting for a fair return to the other supporting assets of the business. The valuation of the dealer network is based on the cash flow, net of purchase price, to be earned from subscribers purchased in the future from the current dealer network. The Successor dealer network will be amortized on a straight-line basis over the estimated useful life of six years.

b. The leasehold interest was valued using an income approach by applying the discount cash flow method based on the contractual lease rate and market lease rates. The Successor leasehold interest will be amortized on a straight-line basis over the remaining life of the lease.

13. The amount recognized for goodwill represents the amount of the reorganization value, after the fresh start accounting adjustments, left over after allocating to the fair value of acquired assets and liabilities.

14. Represents the elimination of the carrying value of dealer assets. The fair value adjustment of these assets is included in the valuation of the dealer network.

15. Represents the fair value adjustment of the bonus purchase price and revenue sharing liabilities based on estimated future cash payments.

16. Represents the fair value adjustment of deferred revenue to remove gross margin costs from the balance sheet.

17. Represents the fair value adjustment of the holdback liability based on estimated future cash payments.

18. Reflects the cumulative impact of the fresh start accounting adjustments discussed above on retained earnings (accumulated deficit) as follows (dollars in thousands):

Property and equipment fair value adjustment	$3,808
Subscriber accounts fair value adjustment	(55,936)
Dealer network and other intangible assets fair value adjustment	144,700
Goodwill	81,943
Other assets and liabilities fair value adjustments	731
Predecessor accumulated other comprehensive income, net	6,668
Net gain on fresh start adjustments	$181,914

Gain on restructuring and reorganization, net

Gain on restructuring and reorganization recognized as a result of the Chapter 11 Cases is presented separately in the accompanying unaudited condensed consolidated statement of operations as follows (dollars in thousands):

	Predecessor Company
	Period from July 1, 2019 through August 31, 2019	Period from January 1, 2019 through August 31, 2019
Gain on settlement of Liabilities subject to compromise (a)	$559,737	559,737
Gain on fresh start adjustments (b)	181,914	181,914
Loss on equity rights offering discount (c)	(8,325)	(8,325)
Restructuring and reorganization expense (d)	(30,502)	(63,604)
Gain on restructuring and reorganization, net	$702,824	669,722

(a)        Gain recognized primarily on Predecessor Senior Notes converted from debt to equity and Predecessor Senior Notes settled at a discount in accordance with the Plan.
(b)        Revaluation of certain assets and liabilities upon the adoption of fresh start accounting.
(c)        In accordance with the Plan, Noteholders that participated in the equity rights offering purchased Monitronics common stock at a discount.
(d)        Legal, financial advisory and other professional costs directly associated with the restructuring and reorganization process.